FIXED ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets

Fixed assets consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Buildings	825,820	1,181,044	189,571
Plant and machinery	2,977,450	3,787,272	607,899
Furniture, fixtures and office equipment	75,147	83,330	13,375
Computer software	15,812	28,107	4,512
Motor vehicles	17,442	16,778	2,692
Leasehold improvement	6,352	562	90

	3,918,023	5,097,093	818,139
Less: Accumulated depreciation	(643,975)	(990,487)	(158,984)

	3,274,048	4,106,606	659,155
Construction-in-progress	1,441,914	673,267	108,067

	4,715,962	4,779,873	767,222